Additional Information to the Consolidated Statement of Comprehensive Income - Schedule of Depreciation and Amortization Expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Comprehensive income [abstract]
Research and development costs	€ 37	€ 72	€ 595
General administrative costs	1,352	383	109
Cost of sales	91	17	15
Sales and marketing	3,854	2,684	34
Depreciation and amortization expense	5,333	3,156	754
Wages and salaries	14,067	19,894	14,252
Social security charges	2,016	2,958	1,973
Cost for pension schemes	257	391	191
Total	€ 16,340	€ 23,243	€ 16,416